Leases - Maturities of operating lease liabilities (Details) - USD ($) $ in Thousands	Jul. 31, 2025	Jan. 31, 2025
Leases
Remainder of 2026	$ 2,033
2027	3,108
2028	2,155
2029	921
2030	396
2031 and thereafter	45
Total lease payments	8,658
Less: imputed interest	(684)
Total lease obligations	7,974
Current	3,337	$ 3,178
Long-term	$ 4,637	$ 4,718